WARRANTS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Warrants, beginning balance	21,677,379	15,589,500
Issued	0	10,097,379
Exercised	0	(700,000)
Expired	(11,580,000)	(3,309,500)
Warrants, ending balance	$ 10,097,379	$ 21,677,379
Weighted average exercise price, beginning	$ 0.65	$ 0.38
Weighted average exercise price, issued	0	0.98
Weighted average exercise price, excercised	0	0.30
Weighted average exercise price, expired	0.40	0.48
Weighted average exercise price, ending	$ 0.98	$ 0.65
Weighted average life remaining, beginning	1 year	1 year 3 months 18 days
Weighted average life remaining, issued		2 years
Weighted average life remaining, excercised		1 month 28 days
Weighted average life remaining, ending	6 months 29 days	1 year